COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Jul. 01, 2018	Jul. 01, 2018	Aug. 30, 2016	Aug. 30, 2016	Jun. 01, 2015	Oct. 31, 2019	Sep. 30, 2019	Jan. 31, 2022	Jan. 31, 2021
Lessee, Lease, Description [Line Items]
Rent expense								$ 0	$ 43,200
Operating Lease, cost								$ 133,562	$ 164,095
Warehouse Lease Facility Two [Member]
Lessee, Lease, Description [Line Items]
Operating lease description			the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month	the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month. This lease is with a shareholder
Operating leases, rent expense				$ 2,132
Warehouse Lease Facility Three [Member]
Lessee, Lease, Description [Line Items]
Operating lease description	the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month	the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month
Operating leases, rent expense		$ 6,400
Vehicles [Member]
Lessee, Lease, Description [Line Items]
Operating lease description						the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month
Operating leases, rent expense						$ 9,067
Warehouse Lease Facility One [Member]
Lessee, Lease, Description [Line Items]
Operating lease description					the Company entered into a 36-month lease agreement for its 2,590 sf office facility with a minimum base rent of $2,720 per month. The Company paid base rent and their share of maintenance expense of $0 and $43,200 related to this lease for the periods ended January 31, 2022 and 2021, respectively
Premises [Member]
Lessee, Lease, Description [Line Items]
Operating lease description							the Company entered into an operating lease for premises with an annual rent of $15,480, a three year term commencing September 1, 2019 to August 31, 2022 and a one year renewal option
Operating leases, rent expense							$ 15,480